Lessee Accounting (Supplemental Cash Flow Information) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	¥ 36,733	¥ 41,368
Noncash activity – Rights of use assets obtained in exchange for lease liabilities
Operating leases	¥ 30,700	¥ 33,939